Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 04, 2021
EquityCompass Tactical Risk Manager ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The EquityCompass Tactical Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in equity securities of companies domiciled in the United States or listed on a U.S. securities exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund’s sub-advisor, EquityCompass Investment Management, LLC (the “Sub-Advisor”), the Fund may invest all or a portion of its assets in cash, cash equivalents and short-term fixed income exchange-traded funds ("ETFs"). During such periods, the Fund may invest all or a significant portion of its assets in securities designed to provide short exposure to broad U.S. market indices including by investing in inverse ETFs.The Fund’s strategy seeks to provide exposure to U.S.-listed equity securities and to avoid large, prolonged market losses and reduce volatility. Although the Fund may invest in equity securities of any market capitalization, the equity securities held by the Fund are generally stocks in the S&P 100® Index and certain smaller capitalized stocks diversified across major economic sectors, typically within the S&P 500® Index. The portfolio of equity securities and allocation decisions are determined by analyzing technical and fundamental market indicators to determine the current overall favorability of the market. When these indicators determine that the market is entering an unfavorable period, the Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income ETFs, or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short Maturity ETF (“FTSM”). During an unfavorable market period, the Fund may also invest in inverse ETFs which seek to provide investment results that match a negative return of the performance of an underlying index like the S&P 500® Index. Certain of the ETFs in which the Fund invests may be advised by First Trust Advisors L.P., the Fund’s investment advisor.FTSMFTSM’s investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, FTSM intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed or floating rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S. corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations and other debt securities bearing fixed or floating interest rates. FTSM may also invest in money market securities. FTSM may invest up to 20% of its net assets in privately-issued, non-agency sponsored mortgage- and asset-backed securities. Under normal market conditions, FTSM’s portfolio is expected to have an average duration of less than one year and an average maturity of less than three years. Additional information regarding FTSM, including its prospectus and most recent annual report, is available without charge by visiting www.ftportfolios.com/Retail/Etf/EtfFundNews.aspx?Ticker=FTSM.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.ASSET-BACKED SECURITIES RISK. Under certain market conditions, the Fund may invest in ETFs that hold asset-backed securities. Asset-backed securities are debt securities typically created by buying and pooling loans or other receivables other than mortgage loans and creating securities backed by those similar type assets. As with other debt securities, asset-backed securities are subject to credit risk, extension risk, interest rate risk, liquidity risk and valuation risk. These securities are generally not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of underlying assets, may result in a reduction in the value of such asset-backed securities and losses to an underlying ETF.AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting.CALL RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. An underlying ETF is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. An underlying ETF would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the ETF’s income.COMPOUNDING RISK. The Fund invests in ETFs that each have a single day investment objective to provide the inverse (-1x) of the return of a market index for a single day. Such ETFs’ performance for any other period is the result of its return for each day compounded over the period. This usually will differ in amount, and possibly even direction, from the inverse (-1x) of the daily return of an underlying ETF’s index for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. This effect becomes more pronounced as index volatility increases. This risk may be especially heightened for the Fund as the Fund’s investment process only periodically (monthly) considers significant portfolio changes.COUNTERPARTY RISK. Under certain market conditions, the Fund may invest in ETFs that are subject to counterparty risk. Underlying ETF transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the underlying ETF. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to an underlying ETF. An underlying ETF may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.CREDIT RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities. An issuer or other obligated party of a debt security held by an underlying ETF may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.DEBT SECURITIES RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by an underlying ETF may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.EQUITY SECURITIES RISK. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.ETF RISK. Under certain market conditions, the Fund may invest in ETFs. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.EXTENSION RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.FLOATING RATE SECURITIES RISK. Under certain market conditions, the Fund may invest in ETFs that hold floating rate securities. Floating rate securities are structured so that the security’s coupon rate fluctuates based upon the level of a reference rate. As a result, the coupon on floating rate securities will generally decline in a falling interest rate environment, causing an underlying ETF to experience a reduction in the income it receives from the security. A floating rate security’s coupon rate resets periodically according to the terms of the security. Consequently, in a rising interest rate environment, floating rate securities with coupon rates that reset infrequently may lag behind the changes in market interest rates. Floating rate securities may also contain terms that impose a maximum coupon rate the issuer will pay, regardless of the level of the reference rate which would decrease the value of the security.HIGH YIELD SECURITIES RISK. Under certain market conditions, the Fund may invest in ETFs that hold high yield securities. High yield securities, or “junk” bonds, are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore, are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for an underlying ETF.INCOME RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities. An underlying ETF’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying ETF may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the ETF otherwise needs to purchase additional debt securities.INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.INTEREST RATE RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities. Interest rate risk is the risk that the value of the debt securities in an underlying ETF’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. An underlying ETF may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.INVERSE ETF RISK. Inverse ETFs seek daily investment results that correspond to the inverse (opposite) of the daily performance of a specific benchmark. They are designed to rise in price when the value of the underlying benchmark is falling and fall in price when the value of the underlying benchmark is rising. They are subject to many of the same risks as traditional ETFs. However, since most inverse ETFs reset daily, their performance over longer terms can perform very differently than underlying assets and benchmarks. Volatile markets can amplify this effect. The return of an inverse ETF for periods longer than a single day will be the result of its return for each day compounded over the period. An inverse ETF’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the underlying ETF’s stated multiple (-1x) times the return of the underlying ETF’s index for the same period. For periods longer than a single day, an inverse ETF will lose money if its underlying index’s performance is flat, and it is possible that the inverse ETF will lose money even if the level of the underlying index falls.INVESTMENT RESTRICTION RISK. The Fund’s investment in other investment companies is restricted by federal securities laws and the Fund’s associated exemptive relief which limit the size of the position the Fund can take in another investment company. These limitations may prevent the Fund from purchasing shares of an investment company that it may have otherwise purchased pursuant to its principal investment strategy.LIBOR RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities that pay coupons that are based on LIBOR. In 2017, the United Kingdom’s Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain underlying ETF investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on an underlying ETF or on certain instruments in which an underlying ETF invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to an underlying ETF.MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objectives.MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. Additionally, the COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value.MORTGAGE-RELATED SECURITIES RISK. Under certain market conditions, the Fund may invest in ETFs that hold mortgage-related securities. Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make an underlying ETF more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect an underlying ETF's actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.PREMIUM/DISCOUNT RISK. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.PREPAYMENT RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying ETF may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in an underlying ETF to change.SHORT EXPOSURE RISK. In connection with a short exposure to a security, index or other instrument, the Fund is subject to the risk that instead of declining, the price of the security, index or other instrument to which the Fund has short exposure will rise. If the price of the security, index or other instrument to which the Fund has short exposure increases, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security, index or other instrument to increase.SIGNIFICANT EXPOSURE RISK. To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.SOVEREIGN DEBT SECURITIES RISK. Under certain market conditions, a Fund may invest in ETFs that hold sovereign debt securities. Sovereign debt securities are issued or guaranteed by foreign governmental entities. Investments in such securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt. Such delays or refusals may be due to cash flow problems, insufficient foreign currency reserves, political considerations, the size of its debt relative to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. There is no legal process for collecting sovereign debt that is not repaid, nor are there bankruptcy proceedings through which all or part of the unpaid sovereign debt may be collected.TRADING ISSUES RISK. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.VALUATION RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities.Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of a broad-based market index and a market index. See “Total Return Information” for additional performance information regarding the Fund. The Fund’s performance information is accessible on the Fund’s website at www.ftportfolios.com.
Bar Chart [Heading]	rr_BarChartHeading	First Trust EquityCompass Tactical Risk Manager ETF <br/>Calendar Year Total Returns as of 12/31 (1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1)The Fund's calendar year-to-date total return based on net asset value for the period 12/31/19 to 09/30/20 was -18.36%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:Best Quarter
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
EquityCompass Tactical Risk Manager ETF | EquityCompass Tactical Risk Manager ETF
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 68
3 Years	rr_ExpenseExampleNoRedemptionYear03	214
5 Years	rr_ExpenseExampleNoRedemptionYear05	373
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 835
2018	rr_AnnualReturn2018	(8.14%)
2019	rr_AnnualReturn2019	(3.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.69%)
1 Year	rr_AverageAnnualReturnYear01	(3.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017
EquityCompass Tactical Risk Manager ETF | After tax on distributions | EquityCompass Tactical Risk Manager ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.82%)
EquityCompass Tactical Risk Manager ETF | After tax on distributions and sale of fund shares | EquityCompass Tactical Risk Manager ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.40%)
EquityCompass Tactical Risk Manager ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.49%
Since Inception	rr_AverageAnnualReturnSinceInception	14.50%
EquityCompass Tactical Risk Manager ETF | Hedge Fund Research HFRI Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.71%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%	[2]

[1]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust Advisors L.P., the Fund’s investment advisor, the management fees paid to the Fund’s investment advisor will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided that the investment companies are advised by the Fund’s investment advisor. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) upon the termination of the Fund’s management agreement with the Fund’s investment advisor, however, it is expected to remain in place for no less than one year from the date of this prospectus.
[2]	Cumulative total return for the period April 30, 2017 through December 31, 2019. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.